December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE PROSPECTUS OF
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Prospectus are required:

The last sentence of the first paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, including U.S. government securities guaranteed under the Federal Deposit Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program; repurchase agreements; U.S. dollar-denominated foreign bank obligations; asset-backed securities; and municipal obligations.

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The fifth paragraph of the section of the Prospectus entitled "Fund Summaries—Active Assets Institutional Money Trust—Principal Risks" is hereby deleted and replaced with the following:

•  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The seventh bullet of the second paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Institutional Money Trust—Principal Investment Strategies" is hereby deleted and replaced with the following:

•  Municipal obligations.

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The following is hereby inserted as the fourth paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Institutional Money Trust—Principal Investment Strategies":

Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates.

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The sixth paragraph of the section of the Prospectus entitled "Details of the Funds—Additional Information about the Funds' Investment Objectives, Strategies and Risks—Active Assets Institutional Money Trust—Principal Risks" is hereby deleted and replaced with the following:

Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The second paragraph of the section of the Prospectus entitled "Details of the Funds—Fund Management" is hereby deleted in its entirety.

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The last paragraph of the section of the Prospectus entitled "Details of the Funds—Fund Management" is hereby deleted and replaced with the following:

A discussion regarding the Board of Trustees' approval of the investment advisory agreement is available in each Fund's annual report to shareholders for the period ended June 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVISPT 12/12

December 13, 2012

Supplement

SUPPLEMENT DATED DECEMBER 13, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF:
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
(together, the "Funds")
Dated October 31, 2012

Effective December 13, 2012, the Board of Trustees of Active Assets Institutional Money Trust has approved investments by the Fund in municipal securities eligible under Rule 2a-7 of the Investment Company Act of 1940, as amended, as a principal investment strategy. The Boards of Trustees of the Funds have also approved investments by the Funds in when-issued securities. Further, effective December 13, 2012, Morgan Stanley Investment Management Inc. terminated the advisory agreement with Morgan Stanley Investment Management Limited with respect to the Funds. Accordingly, all references to Morgan Stanley Investment Management Limited as sub-adviser to the Funds will be deleted. In addition, the following changes to the Statement of Additional Information ("SAI") are required:

The following is hereby inserted as the last paragraph of the section of the Funds' SAI entitled "II. Description of the Funds and Their Investments and Risks—B. Investment Strategies and Risks":

When-Issued Securities. The Funds may invest in certain fixed income securities purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered until a later date (e.g., 90 days later). No payment or delivery is made until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Fund will also earmark cash or liquid securities or maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

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The third paragraph of the section of the Funds' SAI entitled "II. Description of the Funds and Their Investments and Risks—B. Investment Strategies and Risks—Investment Strategies and Risks Applicable to Active Assets Institutional Money Trust" is hereby deleted and replaced with the following:

Municipal Obligations. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. These obligations may have fixed, variable or floating rates. To the extent a Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

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The second paragraph of the section of the Funds' SAI entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

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The sixth paragraph of the section of the Funds' SAI entitled "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

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The third paragraph of the section of the Funds' SAI entitled "V. Investment Advisory and Other Services—C. Services Provided by the Adviser, Sub-Adviser and Administrator" is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.